Non-financial assets and liabilities	12 Months Ended
Dec. 31, 2024
Non-financial Assets And Liabilities
Non-financial assets and liabilities

14.	Non-financial assets and liabilities

14.1.	Other non-financial assets

	12-31-2024	12-31-2023
	ARS 000	ARS 000
Non-current:

Tax credits	81,571	311,294
Income tax credits	601,213	341,632
Prepayments to vendors	4,414	9,823
	687,198	662,749

Current:

Upfront payments of inventories purchases	24,178,756	10,359,136
Prepayment insurance	2,627,135	1,145,637
Tax credits	7,340,665	7,327,763
Dividends receivable from associated companies (Note 18)	—	6,368,591
Others	1,474,077	1,410,919
	35,620,633	26,612,046

14.2.	Other non-financial liabilities

	12-31-2024	12-31-2023
	ARS 000	ARS 000
Non-current:

VAT payable	23,679,401	58,403,550
Tax on bank account transactions payable	1,102,936	2,740,616
	24,782,337	61,144,166

Current:

VAT payable	26,583,014	42,786,530
Turnover tax payable	700,702	791,431
Income tax withholdings payable	956,759	8,531,927
Concession fees and royalties	576,364	657,267
Tax on bank account transactions payable	1,755,233	2,424,095
Others	42,107	595,292
	30,614,179	55,786,542

14.3.	Compensation and employee benefits liabilities

	12-31-2024	12-31-2023
	ARS 000	ARS 000
Non-current:

Employee long-term benefits	7,669,181	7,206,430

Current:

Employee long-term benefits	3,490,531	3,121,156
Vacation and annual statutory bonus	11,856,755	10,370,812
Contributions payable	3,614,074	3,366,987
Bonus accrual	14,607,111	16,922,322
Others	304,410	466,008
	33,872,881	34,247,285

The following tables summarize the components of net benefit expense recognized in the consolidated statement of income as long-term employee benefit plans and the changes in the long-term employee benefit liabilities recognized in the consolidated statement of financial position.

	12-31-2024	12-31-2023	12-31-2022
	ARS 000	ARS 000	ARS 000
Benefit plan expenses

Cost of interest	9,888,962	671,328	388,292
Cost of service for the current year	966,025	5,913,273	1,930,636
Past service cost	(551,161)	442,123	—
Expense recognized during the year	10,303,826	7,026,724	2,748,538

Defined benefit obligation at beginning of year	10,084,365	6,238,358	6,227,345

Incorporation from business combination	—	4,044,221	—
Cost of interest	9,888,962	1,970,676	1,381,593
Cost of service for the current year	966,025	3,064,289	277,871
Past service cost	(551,161)	442,123	429,611
Actuarial (Gains) losses	(1,615,981)	2,515,904	1,592,649
Benefits paid	(388,677)	(947,703)	(640,260)
Decrease due to gain on net monetary position	(7,223,821)	(7,243,503)	(3,030,451)
Defined benefit obligation at end of year	11,159,712	10,084,365	6,238,358

The main key assumptions used to determine the obligations as of year-end are as follows:

Main key assumptions used	2024	2023

Discount rate	5.50%	5.50%

Increase in the real annual salary	2.00%	2.00%

Turnover of participants	0.73%	0.73%

A one percentage point change in the discount rate applied would have the following effect:

	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2024 year-end	(761,853)	888,147
Effect on the benefit obligation as of the 2023 year-end	(762,978)	892,905

A one percentage point change in the annual salary assumed would have the following effect:

	Increase	Decrease
	ARS 000	ARS 000

Effect on the benefit obligation as of the 2024 year-end	824,231	(720,712)
Effect on the benefit obligation as of the 2023 year-end	831,121	(723,901)

As of December 31, 2024 and 2023, the Group had no assets in connection with employee benefit plans.